UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: Chairman
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  February 13, 2013
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:71 Data Records

Form 13F Information Table Value Total:$414,058
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$113
2,815
SH

DEFINED

0
2,815
0
American Express Company
Common
009988572
$15,361
267,242
SH

SOLE
NONE
267,242
0
0
American Express Company
Common
009988572
$7,160
124,560
SH

DEFINED

0
124,560
0
Anixter International Inc
Common
001144693
$10,353
161,811
SH

SOLE
NONE
161,811
0
0
Anixter International Inc
Common
001144693
$4,933
77,100
SH

DEFINED

0
77,100
0
Astrazeneca PLC sponsored ADR
ADR
010176328
$1,256
26,575
SH

DEFINED

0
26,575
0
Bank of America Corp
Common
009873597
$1,165
100,350
SH

DEFINED

0
100,350
0
Bunge Limited
Common
013317810
$5,423
74,601
SH

SOLE
NONE
74,601
0
0
Bunge Limited
Common
013317810
$2,447
33,660
SH

DEFINED

0
33,660
0
Cisco Systems Inc.
Common
009722394
$1,588
80,800
SH

DEFINED

0
80,800
0
Citigroup Inc.
Common
062525754
$1,411
35,660
SH

DEFINED

0
35,660
0
Coach, Inc
Common
011894461
$12,967
233,598
SH

SOLE
NONE
233,598
0
0
Coach, Inc
Common
011894461
$7,020
126,455
SH

DEFINED

0
126,455
0
CIA Paranaense de Energia - SP ADR
ADR
010501083
$609
39,700
SH

DEFINED

0
39,700
0
Cognizant Technology Solutions Corporation
Common
011551521
$14,946
201,843
SH

SOLE
NONE
201,843
0
0
Cognizant Technology Solutions Corporation
Common
011551521
$6,554
88,510
SH

DEFINED

0
88,510
0
Comcast Corp
Common
015869518
$1,950
54,300
SH

DEFINED

0
54,300
0
Danaher Corp
Common
009962131
$15,991
286,068
SH

SOLE
NONE
286,068
0
0
Danaher Corp
Common
009962131
$6,627
118,545
SH

DEFINED

0
118,545
0
Dover Corp
Common
009974121
$11,793
179,467
SH

SOLE
NONE
179,467
0
0
Dover Corp
Common
009974121
$5,102
77,645
SH

DEFINED

0
77,645
0
Dupont E.I. De Nemours and Co
Common
009716769
$657
14,600
SH

DEFINED

0
14,600
0
EMC Corporation
Common
009720308
$98
3,880
SH

DEFINED

0
3,880
0
Ericsson L M Tel ADR
ADR
294821608
$277
27,475
SH

SOLE
NONE
27,475
0
0
Ericsson L M Tel ADR
ADR
294821608
$1,079
106,800
SH

DEFINED

0
106,800
0
First Solar Inc.
Common
027631819
$216
7,000
SH

DEFINED

0
7,000
0
Fresh Del Monte Produce Inc.
Common
011548644
$660
25,050
SH

DEFINED

0
25,050
0
General Electric Co
Common
002079925
$1,858
88,500
SH

DEFINED

0
88,500
0
Goodyear Tire & Rubber
Common
009979727
$732
53,000
SH

DEFINED

0
53,000
0
H.B. Fuller Co.
Common
011491367
$13,144
377,473
SH

SOLE
NONE
377,473
0
0
H.B. Fuller Co.
Common
011491367
$6,009
172,560
SH

DEFINED

0
172,560
0
Hess Corp
Common
025464630
$1,384
26,125
SH

DEFINED

0
26,125
0
Honeywell International Inc
Common
010534801
$12,362
194,768
SH

SOLE
NONE
194,768
0
0
Honeywell International Inc
Common
010534801
$5,571
87,770
SH

DEFINED

0
87,770
0
Intel Corp
Common
009702920
$1,107
53,700
SH

DEFINED

0
53,700
0
JP Morgan Chase & Co
Common
012271654
$11,641
264,745
SH

SOLE
NONE
264,745
0
0
JP Morgan Chase & Co
Common
012271654
$5,206
118,405
SH

DEFINED

0
118,405
0
Johnson & Johnson
Common
009722513
$13,612
194,175
SH

SOLE
NONE
194,175
0
0
Johnson & Johnson
Common
009722513
$6,741
96,165
SH

DEFINED

0
96,165
0
KB Financial Group Inc. - ADR
ADR
039110890
$215
6,000
SH

DEFINED

0
6,000
0
Kimberly Clark Corp
Common
009806075
$1,446
17,125
SH

DEFINED

0
17,125
0
Life Technologies Corp
Common
040219137
$338
6,900
SH

DEFINED

0
6,900
0
Lifepoint Hospitals Inc.
Common
010109604
$1,229
32,550
SH

DEFINED

0
32,550
0
Marathon Oil Corp
Common
014134522
$714
23,300
SH

DEFINED

0
23,300
0
Mettler-Toledo International Inc.
Common
010919576
$9,357
48,408
SH

SOLE
NONE
48,408
0
0
Mettler-Toledo International Inc.
Common
010919576
$4,231
21,890
SH

DEFINED

0
21,890
0
Pfizer Inc.
Common
009724451
$1,838
73,300
SH

DEFINED

0
73,300
0
Phillips 66
Common
077954732
$863
16,250
SH

DEFINED

0
16,250
0
Photronics Inc.
Common
011526217
$157
26,400
SH

DEFINED

0
26,400
0
Praxair Inc.
Common
009967419
$15,914
145,402
SH

SOLE
NONE
145,402
0
0
Praxair Inc.
Common
009967419
$7,639
69,797
SH

DEFINED

0
69,797
0
Procter & Gamble Co
Common
009741445
$947
13,950
SH

DEFINED

0
13,950
0
Qualcomm Inc
Common
009830880
$11,735
189,210
SH

SOLE
NONE
189,210
0
0
Qualcomm Inc
Common
009830880
$5,206
83,935
SH

DEFINED

0
83,935
0
Resmed
Common
011540066
$16,418
394,953
SH

SOLE
NONE
394,953
0
0
Resmed
Common
011540066
$7,749
186,400
SH

DEFINED

0
186,400
0
Semiconductor Manufacturing - ADR
ADR
018777754
$277
108,500
SH

DEFINED

0
108,500
0
TJX Companies Inc
Common
009961968
$19,618
462,145
SH

SOLE
NONE
462,145
0
0
TJX Companies Inc
Common
009961968
$8,595
202,470
SH

DEFINED

0
202,470
0
United Parcel Service Inc
Common
010439400
$770
10,450
SH

DEFINED

0
10,450
0
Varian Medical Systems Inc
Common
011489389
$13,509
192,326
SH

SOLE
NONE
192,326
0
0
Varian Medical Systems Inc
Common
011489389
$6,065
86,350
SH

DEFINED

0
86,350
0
Verizon Communications Inc
Common
011406114
$1,110
25,650
SH

DEFINED

0
25,650
0
Wabtec Corp
Common
011540104
$17,045
194,715
SH

SOLE
NONE
194,715
0
0
Wabtec Corp
Common
011540104
$7,932
90,610
SH

DEFINED

0
90,610
0
Wal-Mart Stores Inc.
Common
009722637
$1,453
21,300
SH

DEFINED

0
21,300
0
World Fuel Services Corporation
Common
013009899
$10,997
267,107
SH

SOLE
NONE
267,107
0
0
World Fuel Services Corporation
Common
013009899
$4,972
120,765
SH

DEFINED

0
120,765
0
Yum! Brands Inc
Common
014856862
$14,500
218,379
SH

SOLE
NONE
218,379
0
0
Yum! Brands Inc
Common
014856862
$4,060
61,145
SH

DEFINED

0
61,145
0
Total SA - Spon ADR
ADR
010107385
$36
688
SH

SOLE
NONE
688
0
0
S REPORT SUMMARY
71 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED